NON-CONTROLLING INTERESTS IN SUBSIDIARIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
NON-CONTROLLING INTERESTS IN SUBSIDIARIES

NOTE 21 – NON-CONTROLLING INTERESTS IN SUBSIDIARIES

The Company had non-controlling interests in a number of its subsidiaries. The balance of non-controlling interest as of March 31, 2012 and June 30, 2011 was as follows:

SUBSIDIARY Non-controlling interest % Non-controlling interest as of 3-31-2012

Philand Ranch Ltd (A) 57.00% 59,852

PHI Gold Corp. (B) 79.00% 3,495

Total: 63,347

SUBSIDIARY Non-controlling interest % Non-controlling interest as of 6-30-2011

Philand Ranch Ltd (A) 58.00% 84,785

PHI Gold Corp. (B) 82.00% 1,873

Total: 86,622

(A) Philand Ranch Limited

For the nine-month periods ended March 31, 2012 and 2011 Philand Ranch Limited had net loss of $138,587 and $254,419, respectively.

(B) Phi Gold Corp (f/k/a PHI Mining Group)

For the nine-month periods ended March 31, 2012 and 2011 PHI Gold Corp (f/k/a PHI Mining Group) had net loss of $16,340 and $16,951, respectively.